UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Exchange-Traded
Funds
31 January
2019
Nuveen Exchange-Traded Funds
Fund Name	Listing Exchange	Ticker Symbol
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (formerly known as NuShares Enhanced Yield U.S. Aggregate Bond ETF)	NYSE Arca	NUAG
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (formerly known as Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)	NYSE Arca	NUSA
Nuveen ESG U.S. Aggregate Bond ETF (formerly known as Nushares ESG U.S. Aggregate Bond ETF)	NYSE Arca	NUBD
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds' electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your shares.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.
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Table
of Contents

Chairman’s Letter to Shareholders
Dear Shareholders,
The global economy seemed to reach a turning point in 2018. Deregulation and tax law changes, which lowered corporate and individual tax rates and encouraged companies to repatriate overseas profits, helped boost U.S. economic growth and amplify corporate earnings during 2018. However, economic growth in Europe, China and Japan slowed, with trade tensions, unpredictable politics and tightening financial conditions weighing on consumer and business spending. Corporate earnings provided more positive than negative surprises, although expectations were lower by the fourth quarter of 2018 and markets were more concerned about weaker profits in the future, leading to elevated market volatility.
Although downside risks appear to be rising, we believe the likelihood of a near-term recession remains low. Global growth is indeed slowing, but it’s still positive. The U.S. economy remains strong, even in the face of late-cycle pressures. Low unemployment and firming wages should continue to support consumer spending, and the November mid-term elections resulted in change, but no major surprises. In China, the government remains committed to using fiscal stimulus to offset softening exports. Europe also remains vulnerable to trade policy as well as Brexit uncertainty, but underlying strengths in European economies, including low unemployment that drives domestic demand, remain supportive of a mild expansion. In a slower growth environment, there are opportunities for investors who seek them more selectively.
We expect volatility and challenging conditions to persist in 2019 but also think there is potential for upside. You can prepare your investment portfolio by working with your financial advisor to review your goals, timeline and risk tolerance. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
March 25, 2019

Portfolio Managers’
Comments
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (formerly known as Nushares Enhanced Yield U.S. Aggregate Bond ETF)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (formerly known as Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (formerly known as Nuveen ESG U.S. Aggregate Bond ETF)
These Funds feature portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. Portfolio managers include Lijun (Kevin) Chen, CFA, and Yong (Mark) Zheng, CFA. Kevin has managed the Funds since their inceptions and Mark was added as a portfolio manager in June 2018. Here they discuss key investment strategies and the six-month performance of the Funds.
Effective January 18, 2019, the Nushares Enhanced Yield U.S. Aggregate Bond ETF’s name was changed to Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), the Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF’s name was changed to Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) and the Nushares ESG U.S. Aggregate Bond ETF’s name was changed to Nuveen ESG U.S. Aggregate Bond ETF (NUBD).
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofAML Enhanced Yield U.S. Broad Bond Index (the “NUAG Enhanced Index”). The NUAG Enhanced Index is designed to broadly capture the U.S. investment grade fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining comparable risk. The NUAG Enhanced Index is primarily comprised of U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by corporations that are publicly offered for sale in the U.S. The Fund generally invests in a sample of the securities in the NUAG Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUAG Enhanced Index. Under normal market conditions, the Fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in component securities of the NUAG Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly NUAG Enhanced Index rebalances.
During the reporting period, the Fund has remained fully invested within its allocation targets to track the NUAG Enhanced Index. As of January 31, 2019, the Fund’s net assets were invested in 42.4% corporate debt, 28.3% securitized debt, 25.0% U.S. Treasuries and 3.1% government-related debt. The Fund delivered index-like performance results and minimized tracking error (i.e. the divergence in performance from that of the NUAG Enhanced Index), in this reporting period.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. For NUAG and NUSA, if all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUBD, if all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
How did the Fund perform during the six-month reporting period ended January 31, 2019?
The table in the Fund’s Performance Overview and Expense Ratios section of this report provides the Fund’s total return performance information for the six-month, one-year and since inception periods ended January 31, 2019. The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUAG Enhanced Index, which the Fund is designed to track.
The Fund’s total return underperformed the NUAG Enhanced Index during the reporting period. As expected, the relative underperformance is mainly attributable to the transaction costs related to the Fund’s acquisition of structured securities, as well as fees and expenses incurred by the Fund that are not incurred by the NUAG Enhanced Index. The NUAG Enhanced Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.
Robust economic growth reported in the second and third quarters of 2018 and a slight uptick in inflation kept the Federal Reserve (Fed) on pace with its gradual interest rate increases throughout 2018. The 10-year U.S. Treasury yield rose above 3.25%, its highest level in ten years during October and November 2018. Subsequently, markets began pricing a weaker outlook for economic growth and reduced expectations for future Fed rate hikes. The 10-year Treasury yield fell to 2.63% by the end of the reporting period, slightly lower than where it began the reporting period. Corporate bonds, especially the high yield segment, suffered a bout of spread widening in the fourth quarter of 2018 amid a broad equity market sell-off and concerns about corporate debt levels and future earnings growth. However, performance improved as risk aversion eased later in the reporting period. Securitized assets also performed well in this reporting period, supported by mostly positive consumer and real estate credit fundamentals.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofAML Enhanced Yield 1-5 Year U.S. Broad Bond Index (the “NUSA Enhanced Index”). The NUSA Enhanced Index is designed to broadly capture the 1-5 year U.S. investment grade fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining comparable risk. The NUSA Enhanced Index is primarily comprised of U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by corporations that are publicly offered for sale in the U.S. The Fund generally invests in a sample of the securities in the NUSA Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUSA Enhanced Index. Under normal market conditions, the Fund invests at least 80% of its assets and the amount of any borrowings for investment purposes in component securities of the NUSA Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly NUSA Enhanced Index rebalances.
During the reporting period, the Fund has remained fully invested within its allocation targets to track the NUSA Enhanced Index. As of January 31, 2019, the Fund’s net assets were invested in 51.4% corporate debt, 22.2% securitized debt, 25.1% U.S. Treasuries and 0.3% government-related debt. The Fund delivered index-like performance results and minimized tracking error (i.e. the divergence in performance from that of the NUSA Enhanced Index), in this reporting period.
How did the Fund perform during the six-month reporting period ended January 31, 2019?
The table in the Fund’s Performance Overview and Expense Ratios section of this report provides the Fund’s total return performance information for the six-month, one-year and since inception periods ended January 31, 2019. The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUSA Enhanced Index, which the Fund is designed to track.
The Fund’s total return slightly trailed that of the NUSA Enhanced Index over this reporting period. As expected, the relative underperformance is mainly attributable to the transaction costs related to the Fund’s acquisition of structured securities, as well as fees and expenses incurred by the Fund that are not incurred by the NUSA Enhanced Index. The NUSA Enhanced Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.

Robust economic growth reported in the second and third quarters of 2018 and a slight uptick in inflation kept the Federal Reserve (Fed) on pace with its gradual interest rate increases throughout 2018. The 10-year U.S. Treasury yield rose above 3.25%, its highest level in ten years during October and November 2018. Subsequently, markets began pricing a weaker outlook for economic growth and reduced expectations for future Fed rate hikes. The 10-year Treasury yield fell to 2.63% by the end of the reporting period, slightly lower than where it began the reporting period. Corporate bonds, especially the high yield segment, suffered a bout of spread widening in the fourth quarter of 2018 amid a broad equity market sell-off and concerns about corporate debt levels and future earnings growth. However, performance improved as risk aversion eased later in the reporting period. Securitized assets also performed well in this reporting period, supported by mostly positive consumer and real estate credit fundamentals.
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, investing in a diversified portfolio of U.S. investment grade bonds that satisfy certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track the investment results, before fees and expenses, of the Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index (“the NUBD Select Index”). The NUBD Select Index is composed of U.S. investment grade fixed income securities that satisfy certain ESG and low-carbon criteria, including U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by corporations that are publicly offered for sale in the U.S. The NUBD Select Index selects from the securities included in the Bloomberg Barclays U.S. Aggregate Bond Index (the “Base Index”), which is designed to broadly capture the U.S. investment grade, taxable fixed income market. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the NUBD Select Index. To the extent the NUBD Select Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUBD Select Index. The Fund rebalances its holdings monthly in response to the monthly NUBD Select Index rebalances.
During the reporting period, the Fund remained fully invested within its allocation targets to track the NUBD Select Index. As of January 31, 2019, the Fund’s net assets were invested in 39.6% U.S. Treasuries, 29.9% securitized debt, 24.7% corporate debt and 4.8% government-related debt. The Fund delivered index-like performance results and minimized tracking error (i.e. the divergence in performance from that of the NUBD Select Index), in this reporting period.
How did the Fund perform during the six-month reporting period ended January 31, 2019?
The table in the Fund’s Performance Overview and Expense Ratios section of this report provides the Fund’s total return performance for the six-month, one-year and since inception periods ended January 31, 2019. The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUBD Select Index, which the Fund is designed to track.
The Fund’s total return slightly trailed that of the NUBD Select Index over this reporting period. As expected, the relative underperformance is mainly attributable to the transaction costs related to the Fund’s acquisition of structured securities, as well as fees and expenses incurred by the Fund that are not incurred by the NUBD Select Index. The NUBD Select Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.
Robust economic growth reported in the second and third quarters of 2018 and a slight uptick in inflation kept the Federal Reserve (Fed) on pace with its gradual interest rate increases throughout 2018. The 10-year U.S. Treasury yield rose above 3.25%, its highest level in ten years during October and November 2018. Subsequently, markets began pricing a weaker outlook for economic growth and reduced expectations for future Fed rate hikes. The 10-year Treasury yield fell to 2.63% by the end of the reporting period, slightly lower than where it began the reporting period. Corporate bonds, especially the high yield segment, suffered a bout of spread widening in the fourth quarter of 2018 amid a broad equity market sell-off and concerns about corporate debt levels and future earnings growth. However, performance improved as risk aversion eased later in the reporting period. Securitized assets also performed well in this reporting period, supported by mostly positive consumer and real estate credit fundamentals.

Risk Considerations and Dividend Information
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (formerly known as NuShares Enhanced Yield U.S. Aggregate Bond ETF)
Investing involves risk; principal loss is possible. This is no guarantee the Fund's investment objective will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk occurs when interest rates rise causing bond prices to fall. Credit risk arises from an issuer's ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer's credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund's prospectus.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (formerly known as NuShares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)
Investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk is the risk that the value of the Fund's portfolio will decline because of rising interest rates. Credit Risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. This ETF is concentrated in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, changes in interest rates and decreased liquidity in credit markets. These and other risk considerations are described in detail in the Fund's prospectus.
Nuveen ESG U.S. Aggregate Bond ETF (formerly known as Nushares ESG U.S. Aggregate Bond ETF)
Investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don't use these criteria. Interest rate risk occurs when interest rates rise causing bond prices to fall. Credit risk arises from an issuer's ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer's credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund's prospectus.
Dividend Information
Each Fund seeks to pay monthly dividends out of its net investment income. Monthly distributions are not expected to be a level amount from period-to-period. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund's monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund's dividends for the reporting period are presented in this report's Financial Highlights. For income tax purposes, distribution information for NUAG, NUSA and NUDB as of their most recent tax year end is presented in Note 6 - Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance and Expense Ratios
The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
The expense ratios represents each Fund's total operating expenses as reflected in the most recent prospectus. The expense ratios shown include the management fees and other applicable fees and expenses paid by the Fund.

Fund Performance and Expense Ratios (continued)
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(formerly known as Nushares Enhanced Yield U.S. Aggregate Bond ETF)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of January 31, 2019
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUAG at NAV	1.81%	0.86%	0.64%
NUAG at Market Price	1.65%	0.46%	0.60%
ICE BofAML Enhanced Yield U.S. Broad Bond Index	2.32%	1.55%	1.18%
Bloomberg Barclays U.S. Aggregate Bond Index	2.71%	2.25%	0.88%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUAG at NAV	0.82%	(1.58)%	0.11%
NUAG at Market Price	0.72%	(1.60)%	0.08%
Since inception returns are from 9/14/16. Indexes are not available for direct investment.
Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.20%

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(formerly known as Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of January 31, 2019
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUSA at NAV	2.19%	2.28%	1.59%
NUSA at Market Price	2.22%	2.12%	1.67%
ICE BofAML Enhanced Yield 1-5 Year U.S. Broad Bond Index	2.27%	2.45%	1.79%
Bloomberg Barclays 1-5 Year Government/Credit Index	2.26%	2.48%	1.44%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUSA at NAV	1.60%	1.13%	1.28%
NUSA at Market Price	1.65%	1.14%	1.36%
Since inception returns are from 3/31/17. Indexes are not available for direct investment.
Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.20%

Fund Performance and Expense Ratios (continued)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(formerly known as Nushares ESG U.S. Aggregate Bond ETF)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of January 31, 2019
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUBD at NAV	2.59%	2.13%	0.88%
NUBD at Market Price	2.61%	2.30%	0.99%
Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index	2.80%	2.43%	1.18%
Bloomberg Barclays U.S. Aggregate Bond Index	2.71%	2.25%	1.09%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUBD at NAV	1.62%	(0.03)%	0.22%
NUBD at Market Price	1.59%	0.08%	0.33%
Since inception returns are from 9/29/17. Indexes are not available for direct investment.
Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.20%

Yields    as of January 31, 2019
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(formerly known as Nushares Enhanced Yield U.S. Aggregate Bond ETF)

Dividend Yield	3.32%
SEC 30-Day Yield	3.48%
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(formerly known as Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)

Dividend Yield	3.18%
SEC 30-Day Yield	3.05%
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(formerly known as Nushares ESG U.S. Aggregate Bond ETF)

Dividend Yield	2.79%
SEC 30-Day Yield	2.59%

Holding Summaries    as of January 31, 2019
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. For NUAG and NUSA, if all three of Moody's S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUBD, if all three of Moody's S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
(formerly known as Nushares Enhanced Yield U.S. Aggregate Bond ETF)
Fund Allocation (% of net assets)
Corporate Debt	42.4%
Securitized	28.3%
U.S. Treasury	25.0%
Government Related - Long-Term	3.1%
Government Related - Short-Term	2.0%
Other Assets Less Liabilities	(0.8)%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Financials	44.7%
Industrial	38.3%
Utility	17.0%
Total	100%
Portfolio Credit Quality (% of total investments)
AAA	2.5%
AA	2.3%
A	11.9%
BBB	31.9%
U.S. Treasury/Agency	51.4%
Total	100%

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
(formerly known as Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)
Fund Allocation (% of net assets)
Corporate Debt	51.4%
U.S. Treasury	25.1%
Securitized	22.2%
Government Related - Long-Term	0.3%
Government Related - Short-Term	0.6%
Other Assets Less Liabilities	0.4%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Financials	57.7%
Utility	21.4%
Industrial	20.9%
Total	100%
Portfolio Credit Quality (% of total investments)
AAA	14.0%
AA	2.2%
A	23.1%
BBB	26.4%
U.S. Treasury/Agency	34.3%
Total	100%

Holding Summaries    as of January 31, 2019 (continued)
Nuveen ESG U.S. Aggregate Bond ETF
(formerly known as Nushares ESG U.S. Aggregate Bond ETF)
Fund Allocation (% of net assets)
U.S. Treasury	39.6%
Securitized	29.9%
Corporate Debt	24.7%
Government Related - Long-Term	4.8%
Government Related - Short-Term	0.8%
Other Assets Less Liabilities	0.2%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	59.1%
Financials	34.1%
Utility	6.8%
Total	100%
Portfolio Credit Quality (% of total investments)
AAA	0.9%
AA	3.2%
A	11.2%
BBB	11.1%
U.S. Treasury/Agency	73.6%
Total	100%

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2019.
The beginning of the period is August 1, 2018.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(formerly known as Nushares Enhanced Yield U.S. Aggregate Bond ETF)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,018.10
Expenses Incurred During Period	$ 1.02
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.20
Expenses Incurred During the Period	$ 1.02
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(formerly known as Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,021.90
Expenses Incurred During Period	$ 1.02
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.20
Expenses Incurred During the Period	$ 1.02
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(formerly known as Nushares ESG U.S. Aggregate Bond ETF)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,025.90
Expenses Incurred During Period	$ 1.02
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.20
Expenses Incurred During the Period	$ 1.02
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(formerly known as Nushares Enhanced Yield U.S. Aggregate Bond ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.8%
	CORPORATE DEBT – 42.4%
	Financials – 18.9%
$ 40	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/01/20	BBB-	$40,096
95	Air Lease Corp	2.625%	7/01/22	BBB	91,207
100	Air Lease Corp	3.875%	7/03/23	BBB	98,613
50	Aircastle Ltd	5.500%	2/15/22	BBB-	51,378
94	Aircastle Ltd	5.000%	4/01/23	BBB-	95,426
52	American International Group Inc	4.125%	2/15/24	BBB+	53,179
222	American International Group Inc	4.200%	4/01/28	BBB+	222,629
262	Anthem Inc	3.500%	8/15/24	BBB+	261,413
70	Ares Capital Corp	3.625%	1/19/22	BBB-	68,846
92	Ares Capital Corp	4.250%	3/01/25	BBB-	87,744
136	AXIS Specialty Finance PLC	4.000%	12/06/27	BBB+	131,906
338	Bank of America Corp	4.200%	8/26/24	BBB+	345,988
49	Bank of America Corp	3.950%	4/21/25	BBB+	49,200
66	Bank of America Corp	4.183%	11/25/27	BBB+	65,927
50	Bank of Montreal	3.803%	12/15/32	A-	47,638
95	Bank of New York Mellon Corp/The	2.950%	1/29/23	A+	94,882
100	Bank of New York Mellon Corp/The	3.850%	4/28/28	A+	103,906
40	Barclays Bank PLC	3.750%	5/15/24	A	40,053
40	BB&T Corp	3.700%	6/05/25	A	40,621
86	Boston Properties LP	3.200%	1/15/25	BBB+	83,209
50	Brixmor Operating Partnership LP	3.650%	6/15/24	BBB-	48,746
100	Capital One Financial Corp	3.900%	1/29/24	BBB+	100,710
190	Capital One Financial Corp	3.800%	1/31/28	BBB+	183,512
145	Citigroup Inc	4.125%	7/25/28	BBB	143,768
271	Citigroup Inc	4.750%	5/18/46	BBB	271,459
425	Cooperatieve Rabobank UA	3.950%	11/09/22	A-	428,659
224	Discover Bank	4.650%	9/13/28	BBB	226,791
30	Discover Financial Services	3.850%	11/21/22	BBB	30,031
50	Fidelity National Financial Inc	5.500%	9/01/22	BBB-	53,033
58	Fifth Third Bancorp	4.300%	1/16/24	BBB+	59,425
165	Fifth Third Bancorp	3.950%	3/14/28	BBB+	166,017
134	GATX Corp	4.550%	11/07/28	BBB	133,829
107	Goldman Sachs Group Inc/The	3.750%	2/25/26	A-	105,962
308	Goldman Sachs Group Inc/The	3.500%	11/16/26	A-	296,756
144	Goldman Sachs Group Inc/The	4.223%	5/01/29	A-	144,624

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
(formerly known as Nushares Enhanced Yield U.S. Aggregate Bond ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 219	Goldman Sachs Group Inc/The	4.411%	4/23/39	A-	$216,004
100	Hartford Financial Services Group Inc/The	4.400%	3/15/48	BBB+	95,884
61	Healthcare Realty Trust Inc	3.625%	1/15/28	BBB	57,659
53	Hospitality Properties Trust	4.375%	2/15/30	BBB-	47,886
906	HSBC Holdings PLC	4.250%	3/14/24	A-	920,488
92	Humana Inc	3.850%	10/01/24	BBB	92,109
185	Huntington Bancshares Inc/OH	4.000%	5/15/25	BBB+	188,327
40	International Lease Finance Corp	8.625%	1/15/22	BBB-	44,635
75	Jefferies Financial Group Inc	5.500%	10/18/23	BBB-	78,398
262	JPMorgan Chase & Co	3.200%	6/15/26	A	254,432
100	JPMorgan Chase & Co	3.960%	1/29/27	A	101,769
250	JPMorgan Chase & Co	4.005%	4/23/29	A	252,363
20	JPMorgan Chase & Co	4.203%	7/23/29	A	20,477
301	JPMorgan Chase & Co	3.964%	11/15/48	A	282,815
40	KeyBank NA/Cleveland OH	3.400%	5/20/26	BBB+	38,667
70	Kilroy Realty LP	3.450%	12/15/24	BBB	67,691
186	Lazard Group LLC	4.500%	9/19/28	BBB+	188,320
14	Lincoln National Corp	4.200%	3/15/22	BBB+	14,311
40	Manulife Financial Corp	4.061%	2/24/32	BBB+	38,194
43	MetLife Inc	3.000%	3/01/25	A-	42,143
50	Mitsubishi UFJ Financial Group Inc	3.777%	3/02/25	A	50,683
290	Mitsubishi UFJ Financial Group Inc	3.850%	3/01/26	A	293,433
184	Morgan Stanley	5.500%	7/28/21	A-	194,487
337	Morgan Stanley	5.000%	11/24/25	BBB+	356,093
149	Morgan Stanley	3.875%	1/27/26	A-	149,790
31	Morgan Stanley	4.350%	9/08/26	BBB+	31,367
142	Morgan Stanley	4.457%	4/22/39	A-	143,226
93	Physicians Realty LP	3.950%	1/15/28	BBB-	86,689
100	PNC Financial Services Group Inc/The	3.500%	1/23/24	A	101,016
52	PNC Financial Services Group Inc/The	3.900%	4/29/24	A-	52,623
28	Primerica Inc	4.750%	7/15/22	BBB+	28,973
264	Prudential Financial Inc	3.500%	5/15/24	A-	267,326
19	Prudential Financial Inc	5.875%	9/15/42	BBB	19,760
40	Prudential Financial Inc	5.375%	5/15/45	BBB	39,282
50	Raymond James Financial Inc	3.625%	9/15/26	BBB+	47,559
20	Realty Income Corp	3.650%	1/15/28	A-	19,573
100	Regions Financial Corp	3.800%	8/14/23	BBB+	100,823
40	Reinsurance Group of America Inc	4.700%	9/15/23	BBB+	41,592
100	Santander Holdings USA Inc	3.700%	3/28/22	BBB	99,877
25	State Street Corp	2.653%	5/15/23	A+	24,568
24	Stifel Financial Corp	3.500%	12/01/20	BBB-	23,970

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 192	Sumitomo Mitsui Financial Group Inc	3.784%	3/09/26	A	$193,080
240	SunTrust Bank/Atlanta GA	3.300%	5/15/26	BBB+	231,160
116	Synchrony Financial	3.950%	12/01/27	BBB-	106,186
40	Toronto-Dominion Bank/The	3.625%	9/15/31	A-	38,547
20	UnitedHealth Group Inc	3.850%	6/15/28	A	20,742
70	US Bancorp	3.100%	4/27/26	A	68,068
100	Ventas Realty LP	4.400%	1/15/29	BBB+	101,502
50	VEREIT Operating Partnership LP	4.875%	6/01/26	BBB-	50,834
80	Wells Fargo & Co	2.100%	7/26/21	A	78,211
1,156	Wells Fargo & Co	3.000%	4/22/26	A	1,107,996
50	Wells Fargo & Co	4.750%	12/07/46	A-	51,262
100	Welltower Inc	4.250%	4/15/28	BBB+	100,670
93	Westpac Banking Corp	4.322%	11/23/31	A-	90,339
100	Willis North America Inc	4.500%	9/15/28	BBB	100,687
12,080	Total Financials				12,021,749
	Industrial – 16.3%
50	21st Century Fox America Inc	6.150%	2/15/41	BBB+	62,938
303	AbbVie Inc	3.600%	5/14/25	BBB+	298,766
29	Allergan Funding SCS	3.850%	6/15/24	BBB-	29,087
70	Amgen Inc	4.563%	6/15/48	A-	68,558
50	Anadarko Petroleum Corp	6.600%	3/15/46	BBB-	59,528
335	Anheuser-Busch InBev Worldwide Inc	4.000%	4/13/28	BBB+	332,045
50	Apache Corp	4.750%	4/15/43	BBB	44,748
189	AT&T Inc	4.300%	12/15/42	BBB+	168,236
265	AT&T Inc	4.350%	6/15/45	BBB+	233,794
14	AutoNation Inc	4.500%	10/01/25	BBB-	13,561
30	Baxalta Inc	4.000%	6/23/25	BBB	29,757
128	Baxter International Inc	3.500%	8/15/46	A-	108,590
76	Becton Dickinson and Co	4.685%	12/15/44	BBB-	75,133
93	Bell Canada Inc	4.464%	4/01/48	BBB+	92,005
143	Booking Holdings Inc	3.550%	3/15/28	BBB+	137,789
40	BorgWarner Inc	3.375%	3/15/25	BBB+	38,902
18	BorgWarner Inc	4.375%	3/15/45	BBB+	16,351
18	Buckeye Partners LP	4.150%	7/01/23	BBB-	17,773
182	Canadian Natural Resources Ltd	3.900%	2/01/25	BBB	183,518
70	Cardinal Health Inc	4.500%	11/15/44	BBB	60,399
25	CBS Corp	2.900%	1/15/27	BBB	22,670
303	Celgene Corp	3.625%	5/15/24	BBB	301,992
92	Cenovus Energy Inc	4.250%	4/15/27	BBB-	88,089
238	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	BBB-	244,675

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
(formerly known as Nushares Enhanced Yield U.S. Aggregate Bond ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 30	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/01/47	BBB-	$28,546
90	Cimarex Energy Co	4.375%	6/01/24	BBB-	91,238
48	Columbia Pipeline Group Inc	5.800%	6/01/45	Baa1	52,115
94	Comcast Corp	4.600%	10/15/38	A-	97,162
70	Constellation Brands Inc	3.600%	2/15/28	BBB-	66,922
100	CSX Corp	4.250%	3/15/29	BBB+	103,874
220	CVS Health Corp	4.875%	7/20/35	BBB	221,341
55	Dell International LLC / EMC Corp, 144A	8.350%	7/15/46	BBB-	64,792
224	Discovery Communications LLC, 144A	3.900%	11/15/24	BBB-	221,573
14	Discovery Communications LLC	4.900%	3/11/26	BBB-	14,325
40	Eaton Corp	4.000%	11/02/32	BBB+	39,808
91	Eaton Corp	4.150%	11/02/42	BBB+	87,690
65	Ecolab Inc	3.250%	12/01/27	A-	63,956
60	Electronic Arts Inc	4.800%	3/01/26	BBB+	62,562
150	Embraer Netherlands Finance BV	5.050%	6/15/25	BBB-	155,702
54	Energy Transfer Operating LP	5.800%	6/15/38	BBB-	55,035
70	Energy Transfer Operating LP	5.950%	10/01/43	BBB-	69,888
50	Energy Transfer Operating LP	6.125%	12/15/45	BBB-	51,939
157	Enterprise Products Operating LLC	5.750%	3/01/35	BBB+	167,094
113	EQM Midstream Partners LP	4.000%	8/01/24	BBB-	108,445
60	Express Scripts Holding Co	4.500%	2/25/26	BBB	61,969
143	FedEx Corp	3.900%	2/01/35	BBB	131,119
40	Ford Motor Co	6.375%	2/01/29	BBB	38,745
112	Ford Motor Co	4.750%	1/15/43	BBB	85,007
14	Fortive Corp	4.300%	6/15/46	BBB	13,204
137	General Motors Co	6.600%	4/01/36	BBB	138,997
252	Grupo Televisa SAB	5.000%	5/13/45	BBB+	229,958
265	Halliburton Co	3.800%	11/15/25	BBB+	266,001
75	Helmerich & Payne Inc, 144A	4.650%	3/15/25	BBB+	77,243
85	Hess Corp	4.300%	4/01/27	BBB-	82,025
47	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	48,396
50	International Paper Co	4.400%	8/15/47	BBB	44,962
12	Interpublic Group of Cos Inc/The	3.750%	2/15/23	BBB	11,848
78	JM Smucker Co/The	4.250%	3/15/35	BBB	71,633
68	Johnson Controls International plc	4.625%	7/02/44	BBB+	63,116
101	Johnson Controls International plc	5.125%	9/14/45	BBB+	100,288
235	Kinder Morgan Inc/DE	4.300%	3/01/28	BBB	236,994
160	Kraft Heinz Foods Co	5.000%	7/15/35	BBB-	153,225
18	Lockheed Martin Corp	3.600%	3/01/35	BBB+	17,101
132	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	116,472

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 274	Marathon Petroleum Corp	3.625%	9/15/24	BBB	$270,233
44	Marriott International Inc/MD	4.500%	10/01/34	BBB	43,277
91	McDonald's Corp	4.700%	12/09/35	BBB+	93,660
92	McDonald's Corp	4.875%	7/15/40	BBB+	94,624
90	Mondelez International Inc	4.125%	5/07/28	BBB	91,160
78	Mosaic Co/The	4.050%	11/15/27	BBB-	75,742
31	MPLX LP	4.500%	7/15/23	BBB-	32,036
123	Mylan NV	3.150%	6/15/21	BBB-	120,308
80	Newell Brands Inc	5.375%	4/01/36	BBB-	76,186
326	Newmont Mining Corp	3.500%	3/15/22	BBB	327,438
13	Noble Energy Inc	3.900%	11/15/24	BBB-	12,758
55	Nordstrom Inc	6.950%	3/15/28	BBB+	61,771
50	Nutrien Ltd	6.125%	1/15/41	BBB	54,483
40	ONEOK Inc	4.550%	7/15/28	BBB-	40,512
70	Oracle Corp	3.800%	11/15/37	A+	67,416
91	Orange SA	5.375%	1/13/42	BBB+	98,302
80	Perrigo Finance Unlimited Co	3.500%	3/15/21	BBB-	78,607
100	Phillips 66	4.650%	11/15/34	BBB+	103,513
112	Pioneer Natural Resources Co	4.450%	1/15/26	BBB	117,132
27	Rayonier Inc	3.750%	4/01/22	BBB-	26,730
87	Republic Services Inc	3.950%	5/15/28	BBB	88,493
128	Reynolds American Inc	5.700%	8/15/35	BBB	128,631
95	Rogers Communications Inc	5.000%	3/15/44	BBB+	100,371
70	RPM International Inc	4.250%	1/15/48	BBB	59,639
56	Seagate HDD Cayman	4.875%	6/01/27	BBB-	50,831
116	Spectra Energy Partners LP	4.500%	3/15/45	BBB+	111,129
129	Total System Services Inc	4.450%	6/01/28	BBB-	128,429
188	Valero Energy Corp	3.650%	3/15/25	BBB	183,556
295	Verizon Communications Inc	4.750%	11/01/41	BBB+	294,112
230	Viacom Inc	4.250%	9/01/23	BBB-	233,235
135	Walgreens Boots Alliance Inc	4.500%	11/18/34	Baa2	133,181
45	Warner Media LLC	3.875%	1/15/26	BBB+	44,372
30	Warner Media LLC	5.375%	10/15/41	BBB+	30,202
50	Warner Media LLC	4.900%	6/15/42	BBB+	48,014
11	Waste Management Inc	3.900%	3/01/35	BBB+	10,801
50	Western Gas Partners LP	4.650%	7/01/26	BBB-	49,261
30	Williams Cos Inc/The	3.750%	6/15/27	BBB-	29,187
17	Worthington Industries Inc	4.550%	4/15/26	BBB-	16,864
30	WPP Finance 2010	3.750%	9/19/24	BBB	28,633
40	Zimmer Biomet Holdings Inc	4.250%	8/15/35	BBB-	35,892

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
(formerly known as Nushares Enhanced Yield U.S. Aggregate Bond ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 76	Zimmer Biomet Holdings Inc	5.750%	11/30/39	BBB-	$ 79,484
10,465	Total Industrial				10,311,419
	Utility – 7.2%
45	American Electric Power Co Inc	3.200%	11/13/27	BBB+	43,081
150	Appalachian Power Co	5.800%	10/01/35	BBB+	168,848
28	Appalachian Power Co	4.400%	5/15/44	BBB+	27,623
193	Black Hills Corp	3.150%	1/15/27	BBB+	179,580
90	CenterPoint Energy Resources Corp	4.000%	4/01/28	BBB+	91,078
16	CenterPoint Energy Resources Corp	4.100%	9/01/47	BBB+	14,823
299	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB-	286,279
85	CMS Energy Corp	4.700%	3/31/43	BBB	85,118
86	Dominion Energy Inc	5.250%	8/01/33	BBB	93,992
221	Dominion Energy Inc	4.700%	12/01/44	BBB	223,180
204	DTE Electric Co	3.750%	8/15/47	A+	193,270
50	DTE Energy Co	3.700%	8/01/23	BBB+	50,140
112	Duke Energy Corp	2.650%	9/01/26	BBB+	104,427
141	Duke Energy Corp	3.750%	9/01/46	BBB+	126,471
190	Duke Energy Progress LLC	3.600%	9/15/47	A+	174,236
44	Emera US Finance LP	3.550%	6/15/26	BBB-	41,942
116	Emera US Finance LP	4.750%	6/15/46	BBB-	112,854
100	Enel Chile SA	4.875%	6/12/28	BBB	102,625
148	Entergy Corp	2.950%	9/01/26	BBB	137,922
96	Exelon Corp	4.950%	6/15/35	BBB	97,950
214	Exelon Corp	4.450%	4/15/46	BBB	207,644
72	Indiana Michigan Power Co	3.200%	3/15/23	BBB+	71,858
103	Indiana Michigan Power Co	3.750%	7/01/47	A-	94,781
22	Interstate Power & Light Co	4.700%	10/15/43	BBB+	23,098
27	ITC Holdings Corp	5.300%	7/01/43	BBB+	29,492
54	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	AA	58,182
27	Kansas City Power & Light Co	5.300%	10/01/41	BBB+	29,596
17	Kansas City Power & Light Co	4.200%	6/15/47	BBB+	16,406
17	National Grid USA	5.803%	4/01/35	BBB+	18,980
100	National Rural Utilities Cooperative Finance Corp	3.700%	3/15/29	A+	101,084
32	NiSource Inc	5.250%	2/15/43	BBB	33,632
70	NiSource Inc	4.800%	2/15/44	BBB	69,675
206	NiSource Inc	3.950%	3/30/48	BBB	184,746
124	PPL Capital Funding Inc	4.700%	6/01/43	BBB	122,522
14	PSEG Power LLC	4.300%	11/15/23	BBB+	14,296
112	Puget Energy Inc	3.650%	5/15/25	BBB-	109,759
241	Sempra Energy	4.050%	12/01/23	BBB+	243,985

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 75	South Carolina Electric & Gas Co	4.350%	2/01/42	A-	$75,733
100	Southern California Edison Co	3.400%	6/01/23	A	98,231
163	Southern Co Gas Capital Corp	4.400%	6/01/43	BBB+	153,798
29	Southern Co/The	4.250%	7/01/36	BBB+	27,759
164	Southern Co/The	4.400%	7/01/46	BBB+	158,591
180	Southwestern Electric Power Co	4.100%	9/15/28	BBB+	182,788
85	Spire Inc	4.700%	8/15/44	BBB	87,627
20	Xcel Energy Inc	4.800%	9/15/41	BBB+	20,267
4,682	Total Utility				4,589,969
$ 27,227	Total Corporate Debt (cost $27,270,505)				26,923,137

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 28.3%
$ 500	Benchmark 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	$508,462
600	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	Aa1	593,714
500	Csail 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	Aa2	507,962
2,133	Fannie Mae Pool AL9125	4.000%	10/01/43	N/R	2,201,770
723	Fannie Mae Pool AS6302	3.500%	12/01/45	N/R	727,898
854	Fannie Mae Pool AX4887	4.000%	12/01/44	N/R	877,517
71	Fannie Mae Pool MA1489	3.000%	7/01/43	N/R	70,409
1,755	Fannie Mae Pool MA2929	3.500%	3/01/47	N/R	1,767,939
1,163	Fannie Mae Pool MA3120	3.500%	9/01/47	N/R	1,169,521
898	Fannie Mae Pool MA3211	4.000%	12/01/47	N/R	921,157
909	Fannie Mae Pool MA3239	4.000%	1/01/48	N/R	932,736
938	Fannie Mae Pool MA3276	3.500%	2/01/48	N/R	942,986
230	Fannie Mae Pool MA3277	4.000%	2/01/48	N/R	235,479
473	Fannie Mae Pool MA3305	3.500%	3/01/48	N/R	475,553
162	Fannie Mae Pool MA3306	4.000%	3/01/48	N/R	166,260
497	Fannie Mae Pool MA3332, (WI/DD)	3.500%	4/01/48	N/R	499,746
919	Freddie Mac Gold Pool G08797	4.000%	1/01/48	N/R	942,994
468	Freddie Mac Gold Pool G08800	3.500%	2/01/48	N/R	470,278
64	Ginnie Mae II Pool MA2149	4.000%	8/20/44	N/R	66,429
768	Ginnie Mae II Pool MA3310	3.500%	12/20/45	N/R	779,086
223	Ginnie Mae II Pool MA3311	4.000%	12/20/45	N/R	230,836
278	Ginnie Mae II Pool MA3874	3.500%	8/20/46	N/R	282,214
177	Ginnie Mae II Pool MA3937	3.500%	9/20/46	N/R	179,858
464	Ginnie Mae II Pool MA4900	3.500%	12/20/47	N/R	469,816
939	Ginnie Mae II Pool MA4962	3.500%	1/20/48	N/R	951,329
500	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	Aaa	508,681

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
(formerly known as Nushares Enhanced Yield U.S. Aggregate Bond ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 500	World Financial Network Credit Card Master Trust	3.140%	1/17/23	AAA	$ 500,081
$ 17,706	Total Securitized (cost $18,237,761)				17,980,711

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 25.0%
$ 358	U.S. Treasury Notes	0.750%	8/15/19	Aaa	$354,700
107	U.S. Treasury Notes	0.875%	9/15/19	Aaa	105,917
3,245	U.S. Treasury Notes	1.750%	11/30/19	Aaa	3,223,831
120	U.S. Treasury Notes	2.625%	7/31/20	Aaa	120,211
400	U.S. Treasury Notes	2.625%	7/15/21	Aaa	401,609
9,148	U.S. Treasury Notes	2.000%	12/31/21	Aaa	9,039,010
348	U.S. Treasury Notes	1.875%	9/30/22	Aaa	341,298
600	U.S. Treasury Notes	2.875%	9/30/23	Aaa	611,320
160	U.S. Treasury Notes	2.750%	11/15/23	Aaa	162,163
54	U.S. Treasury Notes	2.250%	11/15/24	Aaa	53,308
38	U.S. Treasury Notes	2.000%	8/15/25	Aaa	36,811
13	U.S. Treasury Notes	2.250%	2/15/27	Aaa	12,686
11	U.S. Treasury Notes	2.375%	5/15/27	Aaa	10,830
50	U.S. Treasury Notes	2.750%	2/15/28	Aaa	50,516
260	U.S. Treasury Notes	2.875%	5/15/28	Aaa	265,231
1,000	U.S. Treasury Notes	3.125%	11/15/28	Aaa	1,041,953
$ 15,912	Total U.S. Treasury (cost $15,723,730)				15,831,394

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 3.1%
	Government Agency – 0.6%
$ 214	Petroleos Mexicanos	6.000%	3/05/20	BBB	$217,095
95	Petroleos Mexicanos	5.350%	2/12/28	BBB	83,125
120	Tennessee Valley Authority	3.500%	12/15/42	AAA	117,897
429	Total Government Agency				418,117
	Municipal Bonds – 1.1% (3)
10	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B (No Optional Call)	3.852%	8/15/46	AAA	10,164
88	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (Optional Call: 3/20 at 100.00)	7.950%	3/01/36	AA-	92,651
100	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Plancon Program, Taxable Series 2018A (No Optional Call)	3.864%	6/01/38	A+	98,263
100	Illinois, Sales Tax Securitization Corporation Bond Series 2018B (No Optional Call)	3.820%	1/01/48	AA	88,836
60	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2016B (No Optional Call)	3.086%	9/15/51	AA+	50,936

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (3) (continued)
$ 30	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B (Optional Call: 6/19 at 100.00)	6.875%	12/15/39	BBB+	$30,350
106	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C (Optional Call: 12/20 at 100.00)	6.104%	12/15/28	BBB+	109,872
40	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Refunding Series 2016B (No Optional Call)	3.798%	12/01/46	AA	39,853
60	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	67,994
86	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	94,650
680	Total Municipal Bonds				683,569
	Sovereign Debt – 1.4%
60	Chile Government International Bond	3.625%	10/30/42	A+	57,221
120	Colombia Government International Bond	6.125%	1/18/41	BBB	137,100
396	Mexico Government International Bond	4.750%	3/08/44	BBB+	373,111
160	Mexico Government International Bond	4.350%	1/15/47	BBB+	142,562
60	Panama Government International Bond	4.300%	4/29/53	BBB	58,800
12	Peruvian Government International Bond	4.125%	8/25/27	BBB+	12,708
80	Republic of Italy Government International Bond	5.375%	6/15/33	Baa2	84,033
888	Total Sovereign Debt				865,535
$ 1,997	Total Government Related (cost $2,090,377)				1,967,221
	Total Long-Term Investments (cost $63,322,373)				62,702,463

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 2.0%
	GOVERNMENT RELATED – 2.0%
$ 1,250	Federal Home Loan Banks, Discount Notes	0.000%	2/01/19	N/R	$ 1,250,000
	Total Short-Term Investments (cost $1,250,000)				1,250,000
	Total Investments (cost $64,572,373) – 100.8%				63,952,463
	Other Assets Less Liabilities – (0.8)%				(529,021)
	Net Assets – 100%				$ 63,423,442

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
(formerly known as Nushares Enhanced Yield U.S. Aggregate Bond ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(formerly known as Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.0%
	CORPORATE DEBT – 51.4%
	Financials – 29.7%
$ 126	Air Lease Corp	4.750%	3/01/20	BBB	$127,418
100	Aircastle Ltd	4.400%	9/25/23	BBB-	99,010
180	American Express Credit Corp	2.250%	5/05/21	A	177,432
261	American International Group Inc	3.375%	8/15/20	BBB+	262,220
243	Bank of America Corp	2.250%	4/21/20	A	241,502
151	Bank of America Corp	5.000%	5/13/21	A	157,248
100	Bank of Montreal	3.100%	4/13/21	AA-	100,401
100	Bank of Montreal, (WI/DD)	3.300%	2/05/24	A-	99,895
93	Bank of New York Mellon Corp/The	2.600%	2/07/22	A+	92,054
250	Bank of New York Mellon Corp/The	3.450%	8/11/23	A+	254,057
135	BB&T Corp	2.050%	5/10/21	A	132,436
56	BlackRock Inc	4.250%	5/24/21	AA-	57,894
54	BNP Paribas SA	5.000%	1/15/21	A+	56,132
69	Canadian Imperial Bank of Commerce	2.100%	10/05/20	AA-	68,009
319	Capital One Financial Corp	4.750%	7/15/21	BBB+	329,582
153	Citigroup Inc	2.700%	3/30/21	A-	151,963
190	Citigroup Inc	4.044%	6/01/24	A-	194,042
240	Citizens Financial Group Inc	2.375%	7/28/21	BBB+	234,638
126	Cooperatieve Rabobank UA	4.500%	1/11/21	AA-	129,779
144	Credit Suisse AG/New York NY	5.400%	1/14/20	BBB	146,967
72	Fifth Third Bancorp	2.875%	7/27/20	BBB+	71,911
147	Fifth Third Bancorp	2.600%	6/15/22	BBB+	143,558
54	First Horizon National Corp	3.500%	12/15/20	BBB-	54,065
378	Goldman Sachs Group Inc/The	5.375%	3/15/20	A-	387,708
449	HSBC Holdings PLC	5.100%	4/05/21	A+	468,022
112	Humana Inc	2.900%	12/15/22	BBB	109,384
132	Huntington Bancshares Inc/OH	3.150%	3/14/21	BBB+	132,279
72	Intercontinental Exchange Inc	2.750%	12/01/20	A	71,640
370	JPMorgan Chase & Co	4.500%	1/24/22	A	385,504
100	JPMorgan Chase & Co	3.797%	7/23/24	A	101,672
153	KeyCorp	2.900%	9/15/20	BBB+	152,543
25	Lazard Group LLC	4.250%	11/14/20	BBB+	25,375
54	Lincoln National Corp	6.250%	2/15/20	BBB+	55,773
94	Lloyds Bank PLC	6.375%	1/21/21	A+	99,659
100	Marsh & McLennan Cos Inc	3.875%	3/15/24	BBB+	102,063

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
(formerly known as Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 250	Mitsubishi UFJ Financial Group Inc	3.761%	7/26/23	A	$254,532
567	Morgan Stanley	2.625%	11/17/21	A-	559,165
63	Northern Trust Corp	3.375%	8/23/21	A+	63,697
230	PNC Financial Services Group Inc/The	3.300%	3/08/22	A	231,427
144	Regions Financial Corp	3.200%	2/08/21	BBB+	143,972
63	Reinsurance Group of America Inc	6.450%	11/15/19	A-	64,662
162	Santander UK PLC	2.375%	3/16/20	A+	160,864
69	SL Green Realty Corp	4.500%	12/01/22	BBB-	69,934
54	Stifel Financial Corp	3.500%	12/01/20	BBB-	53,932
108	Sumitomo Mitsui Financial Group Inc	2.934%	3/09/21	A	107,363
250	Sumitomo Mitsui Financial Group Inc	3.748%	7/19/23	A	253,633
114	SunTrust Banks Inc	2.900%	3/03/21	BBB+	113,633
40	SVB Financial Group	5.375%	9/15/20	BBB+	41,184
135	Synchrony Financial	3.000%	8/15/19	BBB-	134,636
100	Toronto-Dominion Bank/The	3.150%	9/17/20	AA	100,316
135	US Bancorp	2.625%	1/24/22	A+	134,751
302	Wells Fargo & Co	3.500%	3/08/22	A	305,404
100	Wells Fargo & Co	3.750%	1/24/24	A	101,745
150	Welltower Inc	3.950%	9/01/23	BBB+	151,163
189	Westpac Banking Corp	2.000%	8/19/21	AA-	183,961
8,627	Total Financials				8,703,809
	Industrial – 10.7%
100	3M Co	3.000%	9/14/21	A+	100,909
100	AbbVie Inc	3.750%	11/14/23	BBB+	101,229
47	Agilent Technologies Inc	5.000%	7/15/20	BBB+	48,186
63	Aptiv PLC	3.150%	11/19/20	BBB	62,806
249	AT&T Inc	3.800%	3/15/22	BBB+	252,884
148	Becton Dickinson and Co	3.125%	11/08/21	BBB-	146,548
69	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB-	66,366
128	CBS Corp	2.900%	6/01/23	BBB	123,186
128	Celgene Corp	2.750%	2/15/23	BBB	124,917
100	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/01/24	BBB-	101,868
63	Columbia Pipeline Group Inc	3.300%	6/01/20	Baa1	62,982
128	Constellation Brands Inc	2.650%	11/07/22	BBB-	123,790
54	CSX Corp	4.250%	6/01/21	BBB+	55,217
90	CVS Health Corp	4.125%	5/15/21	BBB	91,543
103	eBay Inc	2.875%	8/01/21	BBB+	102,220
148	Fortive Corp	2.350%	6/15/21	BBB	144,567
442	General Motors Financial Co Inc	4.375%	9/25/21	BBB	445,571
100	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	100,810

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 100	Keurig Dr Pepper Inc, 144A	4.057%	5/25/23	BBB	$101,011
63	Laboratory Corp of America Holdings	4.625%	11/15/20	BBB	64,292
54	Life Technologies Corp	6.000%	3/01/20	BBB	55,505
63	Magellan Midstream Partners LP	4.250%	2/01/21	BBB+	64,059
63	McDonald's Corp	2.625%	1/15/22	BBB+	62,659
128	Mosaic Co/The	3.250%	11/15/22	BBB-	126,457
63	Norfolk Southern Corp	3.250%	12/01/21	BBB+	63,086
47	Phillips 66 Partners LP	2.646%	2/15/20	BBB-	46,735
54	Quest Diagnostics Inc	4.700%	4/01/21	BBB	55,509
54	Roper Technologies Inc	2.800%	12/15/21	BBB	53,144
42	Southern Natural Gas Co LLC / Southern Natural Issuing Corp	4.400%	6/15/21	BBB+	42,916
100	Total System Services Inc	4.000%	6/01/23	BBB-	100,126
54	Xylem Inc/NY	4.875%	10/01/21	BBB	55,631
3,145	Total Industrial				3,146,729
	Utility – 11.0%
72	Ameren Corp	2.700%	11/15/20	BBB+	71,328
99	Appalachian Power Co	4.600%	3/30/21	BBB+	101,656
72	CenterPoint Energy Resources Corp	4.500%	1/15/21	BBB+	73,558
100	CenterPoint Energy Resources Corp	3.550%	4/01/23	BBB+	100,598
81	Consolidated Edison Inc	2.000%	5/15/21	BBB+	79,013
69	Dominion Energy Inc	4.104%	4/01/21	BBB	69,500
340	Duke Energy Carolinas LLC	3.050%	3/15/23	A+	341,032
135	Duke Energy Corp	3.550%	9/15/21	BBB+	135,907
90	Entergy Corp	5.125%	9/15/20	BBB	91,585
112	Eversource Energy	2.500%	3/15/21	A-	110,076
312	Eversource Energy	2.750%	3/15/22	A-	307,839
69	Georgia Power Co	2.000%	9/08/20	A-	67,992
128	ITC Holdings Corp	2.700%	11/15/22	BBB+	123,848
64	LG&E & KU Energy LLC	3.750%	11/15/20	BBB+	64,354
72	National Rural Utilities Cooperative Finance Corp	3.050%	2/15/22	A+	71,712
63	NextEra Energy Capital Holdings Inc	4.500%	6/01/21	BBB+	64,543
112	NextEra Energy Capital Holdings Inc	2.800%	1/15/23	BBB+	108,725
99	PacifiCorp	2.950%	2/01/22	A+	99,006
100	PSEG Power LLC	3.850%	6/01/23	BBB+	100,675
56	Sempra Energy	2.850%	11/15/20	BBB+	55,326
154	Southern California Edison Co	1.845%	2/01/22	A	150,756
100	Southern California Edison Co	3.400%	6/01/23	A	98,231
543	Southern Co/The	2.350%	7/01/21	BBB+	531,995
81	Virginia Electric & Power Co	2.950%	1/15/22	A-	80,605

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
(formerly known as Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 135	Xcel Energy Inc	2.400%	3/15/21	BBB+	$ 132,978
3,258	Total Utility				3,232,838
$ 15,030	Total Corporate Debt (cost $15,131,504)				15,083,376

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 25.1%
$ 637	U.S. Treasury Notes	1.375%	2/15/20	Aaa	$629,336
1,406	U.S. Treasury Notes	1.625%	3/15/20	Aaa	1,391,775
500	U.S. Treasury Notes	2.625%	7/15/21	Aaa	502,012
755	U.S. Treasury Notes	1.875%	2/28/22	Aaa	742,407
900	U.S. Treasury Notes	1.750%	6/30/22	Aaa	880,031
372	U.S. Treasury Notes	2.000%	10/31/22	Aaa	366,188
225	U.S. Treasury Notes	2.000%	11/30/22	Aaa	221,414
600	U.S. Treasury Notes	2.375%	1/31/23	Aaa	598,570
400	U.S. Treasury Notes	2.500%	3/31/23	Aaa	400,906
900	U.S. Treasury Notes	2.750%	4/30/23	Aaa	911,039
500	U.S. Treasury Notes	2.875%	11/30/23	N/R	510,000
200	U.S. Treasury Notes	2.500%	1/31/24	Aaa	200,555
$ 7,395	Total U.S. Treasury (cost $7,348,670)				7,354,233

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 22.2%
$ 500	American Express Credit Account Master Trust	2.990%	12/15/23	AAA	$502,148
100	Benchmark 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	101,692
500	CarMax Auto Owner Trust	3.130%	6/15/23	AAA	502,676
250	Citibank Credit Card Issuance Trust	2.680%	6/07/23	AAA	249,040
500	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	Aaa	499,056
250	Discover Card Execution Note Trust	3.110%	1/16/24	AAA	251,978
657	Fannie Mae Pool, BM3087	4.000%	12/01/32	N/R	676,247
240	Fannie Mae Pool, MA3490	4.000%	10/01/33	N/R	246,737
500	Ford Credit Auto Owner Trust 2016-REV1, 144A	2.310%	8/15/27	AAA	493,274
1,472	Freddie Mac Gold Pool, G18642	3.500%	4/01/32	N/R	1,500,200
100	GM Financial Automobile Leasing Trust 2018-3	3.300%	7/20/22	AAA	100,679
582	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	Aaa	579,859
250	Synchrony Credit Card Master Note Trust	2.210%	5/15/24	AAA	246,208
550	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	554,333
$ 6,451	Total Securitized (cost $6,536,177)				6,504,127

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 0.3%
	Government Agency – 0.3%
$ 91	Petroleos Mexicanos	3.500%	7/23/20	BBB	$ 89,559
$ 91	Total Government Related (cost $91,361)				89,559
	Total Long-Term Investments (cost $29,107,712)				29,031,295

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.6%
	GOVERNMENT RELATED – 0.6%
$ 190	Federal Home Loan Banks, Discount Notes	0.000%	2/01/19	N/R	$ 190,000
	Total Short-Term Investments (cost $190,000)				190,000
	Total Investments (cost $29,297,712) – 99.6%				29,221,295
	Other Assets Less Liabilities – 0.4%				111,259
	Net Assets – 100%				$ 29,332,554
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(formerly known as Nushares ESG U.S. Aggregate Bond ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.0%
	U.S. TREASURY – 39.6%
$ 5,538	U.S. Treasury Notes	1.375%	9/15/20	Aaa	$5,441,085
2,386	U.S. Treasury Notes	1.875%	9/30/22	Aaa	2,340,051
2,000	U.S. Treasury Notes	2.750%	7/31/23	Aaa	2,026,016
1,450	U.S. Treasury Notes	2.875%	11/30/23	N/R	1,479,000
500	U.S. Treasury Notes	2.500%	1/31/24	Aaa	501,387
1,764	U.S. Treasury Notes	2.125%	9/30/24	Aaa	1,731,269
991	U.S. Treasury Notes	2.125%	11/30/24	Aaa	971,722
1,648	U.S. Treasury Notes	2.250%	8/15/27	Aaa	1,603,646
236	U.S. Treasury Notes	2.250%	11/15/27	Aaa	229,252
1,824	U.S. Treasury Notes	2.750%	2/15/28	Aaa	1,842,810
2,256	U.S. Treasury Notes	2.750%	8/15/47	Aaa	2,142,935
$ 20,593	Total U.S. Treasury (cost $20,338,562)				20,309,173

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 29.9%
$ 250	American Express Credit Account Master Trust	1.930%	9/15/22	Aaa	$247,863
500	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	Aaa	497,213
1,101	Fannie Mae Pool	3.500%	3/01/32	N/R	1,121,853
3,272	Fannie Mae Pool	3.000%	9/01/47	N/R	3,215,786
744	Fannie Mae Pool	4.000%	12/01/48	N/R	761,563
497	Fannie Mae Pool	3.500%	1/01/49	N/R	499,964
3,055	Fannie Mae Pool MA3120	3.500%	9/01/47	N/R	3,072,734
96	Fannie Mae Pool, MA3490	4.000%	10/01/33	N/R	98,695
959	Freddie Mac Gold Pool	4.000%	5/01/48	N/R	983,810
2,939	Ginnie Mae II Pool	3.500%	5/20/46	N/R	2,979,096
486	Ginnie Mae II Pool	4.000%	6/20/48	N/R	500,414
541	Ginnie Mae II Pool	4.000%	8/20/48	N/R	556,828
496	Ginnie Mae II Pool	3.500%	10/20/48	N/R	502,755
300	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	302,363
$ 15,236	Total Securitized (cost $15,442,842)				15,340,937

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 24.7%
	Financials – 8.4%
$ 67	Alexandria Real Estate Equities Inc	3.900%	6/15/23	Baa1	$67,646
42	Allstate Corp/The	4.500%	6/15/43	A-	43,483
153	American Express Co	3.400%	2/27/23	A3	153,530
42	Ameriprise Financial Inc	4.000%	10/15/23	A	43,194
85	Bank of Montreal	3.803%	12/15/32	BBB+	80,984
100	Bank of New York Mellon Corp/The	3.450%	8/11/23	A1	101,623
84	Bank of New York Mellon Corp/The	3.300%	8/23/29	A2	81,467
87	Bank of Nova Scotia/The	2.450%	9/19/22	AA-	85,090
100	BB&T Corp	3.750%	12/06/23	A2	102,772
42	BlackRock Inc	3.500%	3/18/24	AA-	42,973
66	Boston Properties LP	3.850%	2/01/23	Baa1	66,890
56	Brixmor Operating Partnership LP	3.875%	8/15/22	BBB-	56,117
67	Brookfield Finance LLC	4.000%	4/01/24	A-	66,591
100	Canadian Imperial Bank of Commerce	3.500%	9/13/23	AA-	101,236
58	Chubb Corp/The	6.000%	5/11/37	A	70,947
463	Cooperatieve Rabobank UA	3.875%	2/08/22	Aa3	473,195
112	Deutsche Bank AG/New York NY	4.250%	10/14/21	BBB-	110,862
42	Franklin Resources Inc	2.800%	9/15/22	A+	41,375
70	HCP Inc	3.150%	8/01/22	BBB+	68,662
67	Host Hotels & Resorts LP	4.750%	3/01/23	Baa2	68,620
70	KeyCorp	5.100%	3/24/21	BBB+	72,941
46	Liberty Property LP	3.375%	6/15/23	BBB	45,502
140	Manulife Financial Corp	4.900%	9/17/20	A	143,343
98	Marsh & McLennan Cos Inc	4.800%	7/15/21	A-	100,737
100	Mitsubishi UFJ Financial Group Inc	3.961%	3/02/28	A	102,027
480	Morgan Stanley	3.772%	1/24/29	A3	473,238
42	Northern Trust Corp	3.950%	10/30/25	A	43,527
62	ORIX Corp	2.900%	7/18/22	A-	61,042
120	PNC Financial Services Group Inc/The	3.900%	4/29/24	A3	121,438
100	Prologis LP	3.875%	9/15/28	A-	102,446
145	Prudential Financial Inc	3.905%	12/07/47	A-	134,857
84	RBC USA Holdco Corp	5.250%	9/15/20	AA-	86,566
42	Regency Centers Corp	3.750%	11/15/22	BBB+	42,003
100	Regions Financial Corp	3.800%	8/14/23	BBB+	100,823
38	Santander Holdings USA Inc	4.500%	7/17/25	BBB+	38,693
58	Santander UK PLC	4.000%	3/13/24	Aa3	59,386
42	Sompo International Holdings Ltd	4.700%	10/15/22	A-	42,726
70	State Street Corp	3.100%	5/15/23	A2	69,732
100	Sumitomo Mitsui Financial Group Inc	3.936%	10/16/23	A1	102,162
98	Sumitomo Mitsui Financial Group Inc	3.364%	7/12/27	A1	95,453

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
(formerly known as Nushares ESG U.S. Aggregate Bond ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 229	Toronto-Dominion Bank/The	2.125%	4/07/21	AA-	$225,322
142	Westpac Banking Corp	4.322%	11/23/31	Baa1	137,937
4,309	Total Financials				4,329,158
	Industrial – 14.6%
100	AbbVie Inc	3.750%	11/14/23	A-	101,229
108	AbbVie Inc	4.500%	5/14/35	A-	101,992
71	American Honda Finance Corp	1.650%	7/12/21	A+	68,964
205	American Tower Corp	5.000%	2/15/24	BBB-	216,427
79	Amgen Inc	4.400%	5/01/45	Baa1	75,054
84	Analog Devices Inc	2.500%	12/05/21	Baa1	82,157
209	Apple Inc	4.500%	2/23/36	AA+	224,013
98	Apple Inc	3.850%	5/04/43	AA+	95,532
56	Applied Materials Inc	5.100%	10/01/35	A-	61,807
9	Archer-Daniels-Midland Co	5.765%	3/01/41	A	10,805
53	AstraZeneca PLC	6.450%	9/15/37	A3	65,693
26	Becton Dickinson and Co	5.000%	11/12/40	BBB-	25,030
100	Bell Canada Inc	4.464%	4/01/48	BBB+	98,930
122	Biogen Inc	3.625%	9/15/22	A-	124,007
72	Booking Holdings Inc	2.750%	3/15/23	A-	70,203
56	Bristol-Myers Squibb Co	2.000%	8/01/22	A2	54,306
56	Broadridge Financial Solutions Inc	3.950%	9/01/20	BBB+	56,669
28	Bunge Ltd Finance Corp	3.000%	9/25/22	Baa3	26,931
71	Cardinal Health Inc	2.616%	6/15/22	Baa2	68,725
56	Cardinal Health Inc	3.200%	3/15/23	Baa2	54,690
85	Caterpillar Financial Services Corp	2.550%	11/29/22	A	83,374
56	Caterpillar Inc	3.803%	8/15/42	A	52,833
75	Celgene Corp	5.000%	8/15/45	BBB+	75,614
28	Clorox Co/The	3.050%	9/15/22	A-	27,820
80	Coca-Cola Co/The	2.500%	4/01/23	A+	79,375
42	CSX Corp	4.250%	11/01/66	BBB+	37,472
60	Deere & Co	3.900%	6/09/42	A	58,976
72	Dell International LLC / EMC Corp, 144A	8.100%	7/15/36	BBB-	82,922
85	Discovery Communications LLC, 144A	3.500%	6/15/22	BBB-	84,237
56	Discovery Communications LLC	5.000%	9/20/37	BBB-	52,447
42	Eaton Corp	4.000%	11/02/32	Baa1	41,798
90	Ecolab Inc	3.250%	12/01/27	A-	88,554
42	Enbridge Inc	6.000%	1/15/77	BBB-	40,111
188	Fortive Corp	2.350%	6/15/21	Baa1	183,639
134	Gilead Sciences Inc	4.000%	9/01/36	A	127,594
100	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	100,810

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 97	Home Depot Inc/The	5.400%	9/15/40	A	$112,923
56	Ingersoll-Rand Global Holding Co Ltd	4.250%	6/15/23	BBB	57,879
48	International Business Machines Corp	5.600%	11/30/39	A1	54,125
94	International Flavors & Fragrances Inc	3.200%	5/01/23	BBB	92,367
156	Kellogg Co	2.650%	12/01/23	BBB	149,699
231	Keurig Dr Pepper Inc	3.130%	12/15/23	BBB	222,917
36	Kimberly-Clark Corp	6.625%	8/01/37	A	47,187
104	Kraft Heinz Foods Co	5.000%	7/15/35	Baa3	99,596
70	Laboratory Corp of America Holdings	3.200%	2/01/22	BBB	69,832
56	Lam Research Corp	2.800%	6/15/21	A3	55,519
67	Lowe's Cos Inc	4.650%	4/15/42	BBB+	65,114
28	Mastercard Inc	2.000%	11/21/21	A+	27,512
180	McCormick & Co Inc/MD	2.700%	8/15/22	BBB	175,561
136	Microsoft Corp	3.450%	8/08/36	AAA	132,986
126	Microsoft Corp	3.700%	8/08/46	AAA	125,128
108	Moody's Corp	4.500%	9/01/22	BBB+	111,849
56	Moody's Corp	2.625%	1/15/23	BBB+	54,319
126	Motorola Solutions Inc	3.500%	3/01/23	BBB-	122,980
201	National Oilwell Varco Inc	2.600%	12/01/22	BBB+	192,558
28	Newell Brands Inc	5.375%	4/01/36	BBB-	26,665
42	Norfolk Southern Corp	4.837%	10/01/41	BBB+	43,673
90	NVIDIA Corp	2.200%	9/16/21	A3	88,302
126	ONEOK Inc	4.550%	7/15/28	BBB	127,614
165	Oracle Corp	3.250%	11/15/27	A1	162,628
152	Oracle Corp	3.850%	7/15/36	A1	146,871
130	Orange SA	4.125%	9/14/21	BBB+	133,245
134	PACCAR Financial Corp	2.300%	8/10/22	A+	130,362
86	Praxair Inc	2.700%	2/21/23	A	84,654
28	Quest Diagnostics Inc	4.250%	4/01/24	Baa2	28,598
70	Rockwell Collins Inc	3.700%	12/15/23	BBB+	69,772
36	Roper Technologies Inc	3.125%	11/15/22	BBB+	35,521
63	Seagate HDD Cayman	4.750%	6/01/23	Baa3	62,245
66	Target Corp	4.000%	7/01/42	A	64,535
68	Telefonica Emisiones SA	5.462%	2/16/21	BBB	71,009
56	Tyco Electronics Group SA	3.500%	2/03/22	A-	56,093
145	Union Pacific Corp	3.600%	9/15/37	A-	131,943
28	United Parcel Service Inc	6.200%	1/15/38	A+	35,077
85	United Parcel Service Inc	3.750%	11/15/47	A+	79,312
94	Visa Inc	4.150%	12/14/35	AA-	99,592
210	VMware Inc	2.950%	8/21/22	BBB-	203,559
92	Vodafone Group PLC	6.150%	2/27/37	BBB+	100,680

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
(formerly known as Nushares ESG U.S. Aggregate Bond ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 288	Walt Disney Co/The	2.350%	12/01/22	A2	$283,216
44	Weyerhaeuser Co	4.625%	9/15/23	BBB	45,708
167	WPP Finance 2010	3.625%	9/07/22	BBB	162,797
70	Xylem Inc/NY	4.875%	10/01/21	BBB	72,115
100	Zoetis Inc	3.900%	8/20/28	Baa1	99,734
7,533	Total Industrial				7,516,311
	Utility – 1.7%
80	Alabama Power Co	6.000%	3/01/39	A1	96,385
28	Commonwealth Edison Co	6.450%	1/15/38	A	35,271
42	Consolidated Edison Co of New York Inc	5.500%	12/01/39	A-	47,687
100	Entergy Louisiana LLC	4.000%	3/15/33	A	101,791
53	Florida Power & Light Co	5.950%	2/01/38	AA-	65,600
42	Northern States Power Co/MN	6.200%	7/01/37	A+	53,119
43	Potomac Electric Power Co	6.500%	11/15/37	A	54,246
200	San Diego Gas & Electric Co	4.150%	5/15/48	A+	191,073
62	Southern California Edison Co	4.500%	9/01/40	A	57,817
61	Virginia Electric & Power Co	6.000%	5/15/37	A2	73,351
84	WEC Energy Group Inc	2.450%	6/15/20	BBB+	83,365
795	Total Utility				859,705
$ 12,637	Total Corporate Debt (cost $12,924,695)				12,705,174

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 4.8%
	Government Agency – 3.1%
$ 367	Asian Development Bank	1.625%	5/05/20	AAA	$362,700
212	European Investment Bank	2.000%	3/15/21	Aaa	209,450
280	Federal Home Loan Banks	1.875%	12/11/20	Aaa	276,738
55	Federal National Mortgage Association	5.625%	7/15/37	Aaa	72,449
42	Inter-American Development Bank	3.875%	10/28/41	Aaa	46,168
456	Kreditanstalt fuer Wiederaufbau	1.500%	6/15/21	AAA	444,765
121	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	AAA	120,109
56	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	AAA	55,586
16	Tennessee Valley Authority	5.250%	9/15/39	Aaa	19,887
1,605	Total Government Agency				1,607,852
	Municipal Bonds – 0.5% (3)
20	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3 (No Optional Call)	6.725%	4/01/35	BBB-	21,312
85	Illinois, Sales Tax Securitization Corporation Bond Series 2018B (No Optional Call)	3.820%	1/01/48	AAA	75,510

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (3) (continued)
$ 120	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.517%	4/01/39	AAA	$ 149,010
225	Total Municipal Bonds				245,832
	Sovereign Debt – 1.2%
416	Colombia Government International Bond	2.625%	3/15/23	Baa2	400,192
14	Hungary Government International Bond	7.625%	3/29/41	BBB-	20,138
72	Peruvian Government International Bond	5.625%	11/18/50	BBB+	87,660
101	Province of Quebec Canada	2.500%	4/20/26	AA-	98,114
603	Total Sovereign Debt				606,104
$ 2,433	Total Government Related (cost $2,474,487)				2,459,788
	Total Long-Term Investments (cost $51,180,586)				50,815,072

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.8%
	GOVERNMENT RELATED – 0.8%
$ 420	Federal Home Loan Banks, Discount Notes	0.000%	2/01/19	N/R	$ 420,000
	Total Short-Term Investments (cost $420,000)				420,000
	Total Investments (cost $51,600,586) – 99.8%				51,235,072
	Other Assets Less Liabilities – 0.2%				95,818
	Net Assets – 100%				$ 51,330,890
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
January 31, 2019
(Unaudited)
	NUAG	NUSA	NUBD
Assets
Long-term investments, at value (cost $63,322,373, $29,107,712 and $51,180,586, respectively)	$62,702,463	$29,031,295	$50,815,072
Short-term investments, at value (cost approximates value)	1,250,000	190,000	420,000
Cash	8,209	2,998	1,960
Receivable for:
Interest	438,400	187,595	336,846
Investments sold	60,776	226,077	267,245
Total assets	64,459,848	29,637,965	51,841,123
Liabilities
Payable for investments purchased	1,024,981	300,396	501,505
Accrued expenses:
Management fees	10,508	4,795	8,376
Trustees Fees	183	74	124
Professional fees	734	146	228
Total liabilities	1,036,406	305,411	510,233
Net assets	$63,423,442	$29,332,554	$51,330,890
Shares outstanding	2,700,000	1,200,000	2,100,000
Net asset value ("NAV") per share	$ 23.49	$ 24.44	$ 24.44
Net assets consist of:
Capital paid-in	$68,914,293	$29,705,752	$51,944,742
Total distributable earnings	(5,490,851)	(373,198)	(613,852)
Net assets	$63,423,442	$29,332,554	$51,330,890
Authorized shares	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended January 31, 2019
(Unaudited)
	NUAG	NUSA	NUBD
Investment Income	$ 1,788,468	$356,098	$ 600,720
Expenses
Management fees	100,671	28,822	46,755
Trustees fees	1,622	427	739
Professional fees	882	287	403
Total expenses	103,175	29,536	47,897
Net investment income (loss)	1,685,293	326,562	552,823
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,275,296)	(7,204)	(42,485)
In-kind redemptions	(637,933)	—	—
Change in net unrealized appreciation (depreciation) of investments	767,910	300,185	747,683
Net realized and unrealized gain (loss)	(1,145,319)	292,981	705,198
Net increase (decrease) in net assets from operations	$ 539,974	$619,543	$1,258,021
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
	NUAG		NUSA		NUBD
	Six Months Ended 1/31/19	Year Ended 7/31/18	Six Months Ended 1/31/19	Year Ended 7/31/18	Six Months Ended 1/31/19	For the Period 9/29/17 (commencement of operations) through 7/31/18
Operations
Net investment income (loss)	$ 1,685,293	$ 2,293,622	$ 326,562	$ 538,406	$ 552,823	$ 773,408
Net realized gain (loss) from:
Investments	(1,275,296)	(2,059,937)	(7,204)	(48,359)	(42,485)	(90,419)
In-kind redemptions	(637,933)	(104,709)	—	19,956	—	(135,983)
Change in net unrealized appreciation (depreciation) of investments	767,910	(923,388)	300,185	(503,418)	747,683	(1,113,197)
Net increase (decrease) in net assets from operations	539,974	(794,412)	619,543	6,585	1,258,021	(566,191)
Distributions to Shareholders
Dividends	(1,820,510)	(2,853,740)	(441,610)	(724,520)	(651,010)	(796,530)
Decrease in net assets from distributions to shareholders	(1,820,510)	(2,853,740)	(441,610)	(724,520)	(651,010)	(796,530)
Fund Share Transactions
Proceeds from shares sold	—	175,104,578	2,427,940	9,782,222	9,635,919	49,734,711
Cost of shares redeemed	(83,254,731)	(77,632,430)	—	(12,470,050)	—	(7,284,030)
Net increase (decrease) in net assets from Fund share transactions	(83,254,731)	97,472,148	2,427,940	(2,687,828)	9,635,919	42,450,681
Net increase (decrease) in net assets	(84,535,267)	93,823,996	2,605,873	(3,405,763)	10,242,930	41,087,960
Net assets at the beginning of period	147,958,709	54,134,713	26,726,681	30,132,444	41,087,960	—
Net assets at the end of period	$ 63,423,442	$147,958,709	$29,332,554	$ 26,726,681	$51,330,890	$41,087,960
See accompanying notes to financial statements.

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Financial Highlights
(Unaudited)
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NUAG
2019(d)	$23.49	$0.39	$ 0.02	$ 0.41	$(0.41)	$—	$(0.41)	$23.49	$23.47
2018	24.61	0.67	(0.91)	(0.24)	(0.88)	—	(0.88)	23.49	23.50
2017(e)	25.00	0.57	(0.40)	0.17	(0.56)	—**	(0.56)	24.61	24.67
NUSA
2019(d)	24.30	0.28	0.24	0.52	(0.38)	—	(0.38)	24.44	23.49
2018	25.11	0.55	(0.64)	(0.09)	(0.72)	—	(0.72)	24.30	24.33
2017(f)	25.00	0.23	0.04	0.27	(0.16)	—	(0.16)	25.11	25.15
NUBD
2019(d)	24.17	0.29	0.32	0.61	(0.34)	—	(0.34)	24.44	24.48
2018(g)	25.00	0.48	(0.82)	(0.34)	(0.49)	—	(0.49)	24.17	24.20

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets
Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

1.81%	1.65%	$ 63,423	0.20%*	3.35%*	7%
(1.00)	(1.21)	147,959	0.20	2.79	123
0.74	1.00	54,135	0.20*	2.67*	84

2.19	2.22	29,333	0.20*	2.27*	11
(0.37)	(0.39)	26,727	0.20	2.22	37
1.10	1.26	30,132	0.20*	2.74*	4

2.59	2.61	51,331	0.20*	2.36*	8
(1.37)	(1.25)	41,088	0.20*	2.31*	17
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 - Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 4 - Fund Shares).
(d)	For the six months ended January 31, 2019.
(e)	For the period September 14, 2016 (commencement of operations) through July 31, 2017.
(f)	For the period March 31, 2017 (commencement of operations) through July 31, 2017.
(g)	For the period September 29, 2017 (commencement of operations) through July 31, 2018.
*	Annualized.
**	Rounds to less than $0.01 per share.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information and Significant Accounting Policies
General Information
Trust and Fund Information
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (formerly Nushares Enhanced Yield U.S. Aggregate Bond ETF), Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (formerly Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF) and Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (formerly Nushares ESG U.S. Aggregate Bond ETF) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”).
The end of the reporting period for the Funds is January 31, 2019, and the period covered by these Notes to Financial Statements for the Funds is the six months ended January 31, 2019.
Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC. (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives
NUAG seeks to track the investment results, before fees and expenses, of the ICE BofAML Enhanced Yield US Broad Bond Index. NUSA seeks to track the investment results before fees and expenses, of the ICE BofAML Enhanced Yield 1-5 year U.S. Broad Bond Index. NUBD seeks to track the investment results, before fees and expenses, of the Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index.
The Funds’ most recent prospectus provides further description of the Funds' investment objective, principal investment strategies and principal risks.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification (ASC) Topic 946 "Financial Services-Investment Companies." The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements in accordance with U.S generally accepted accounting principles (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the following Funds' outstanding when-issued/delayed delivery purchase commitments were as follows:
	NUAG	NUSA
Outstanding when-issued/delayed delivery purchase commitments	$500,638	$99,794
Investment Income
Investment income is comprised of interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes and, is recorded on an accrual basis. Investment income also reflects payment-in-kind ("PIK") interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Professional Fees
Professional fees presented on the Statement of Operations consist of fees and expenses of legal counsel to the Funds' Board of Trustees (the “Board”).
Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and distributed to shareholders monthly.
Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.
2.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materi-

Notes to Financial Statements (Unaudited) (continued)
ally affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value ("NAV") (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
NUAG	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Corporate Debt	$ —	$26,923,137	$ —	$26,923,137
Securitized	—	17,980,711	—	17,980,711
U.S. Treasury	—	15,831,394	—	15,831,394
Government Related	—	1,967,221	—	1,967,221
Short-Term Investments:
Government Related	—	1,250,000	—	1,250,000
Total	$ —	$63,952,463	$ —	$63,952,463

NUSA	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Corporate Debt	$ —	$15,083,376	$ —	$15,083,376
U.S. Treasury	—	7,354,233	—	7,354,233
Securitized	—	6,504,127	—	6,504,127
Government Related	—	89,559	—	89,559
Short-Term Investments:
Government Related	—	190,000	—	190,000
Total	$ —	$29,221,295	$ —	$29,221,295

NUBD	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
U.S. Treasury	$ —	$20,309,173	$ —	$20,309,173
Securitized	—	15,340,937	—	15,340,937
Corporate Debt	—	12,705,174	—	12,705,174
Government Related	—	2,459,788	—	2,459,788
Short-Term Investments:
Government Related	—	420,000	—	420,000
Total	$ —	$51,235,072	$ —	$51,235,072

*	Refer to the Fund's Portfolio of Investments for industry classifications, where applicable.
3.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
4.  Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current fiscal period were as follows:
	NUAG				NUSA				NUBD
	Six Months Ended 1/31/19		Year Ended 7/31/18		Six Months Ended 1/31/19		Year Ended 7/31/18		Six Months Ended 1/31/19		For the Period 9/29/17 (commencement of operations) through 7/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$ —	7,400,000	$175,104,578	100,000	$2,427,940	400,000	$ 9,782,222	400,000	$9,635,919	2,000,000	$49,734,711
Shares redeemed	(3,600,000)	(83,254,731)	(3,300,000)	(77,632,430)	—	—	(500,000)	(12,470,050)	—	—	(300,000)	(7,284,030)
Net increase (decrease)	(3,600,000)	$(83,254,731)	4,100,000	$ 97,472,148	100,000	$2,427,940	(100,000)	$ (2,687,828)	400,000	$9,635,919	1,700,000	$42,450,681

Notes to Financial Statements (Unaudited) (continued)
5.  Investment Transactions
Long-term purchases and sales (including maturities, but excluding in-kind transactions) during the current fiscal period were as follows:
	NUAG	NUSA	NUBD
Purchases:
Investment securities	$ 5,042,749	$3,872,452	$7,339,391
U.S. Government and agency obligations	1,637,016	1,790,895	6,174,286
Sales and maturities:
Investment securities	38,285,668	1,821,638	1,203,101
U.S. Government and agency obligations	8,424,525	1,381,203	2,435,295
In-kind transactions during the current fiscal period were as follows:
	NUAG	NUSA	NUBD
In-kind purchases	$ —	$ —	$ —
In-kind sales	42,116,673	—	—
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
	NUAG	NUSA	NUBD
Tax cost of investments	$64,785,801	$29,467,719	$51,733,778
Gross unrealized:
Appreciation	$ 372,266	$ 84,611	$ 202,577
Depreciation	(1,205,604)	(331,035)	(701,283)
Net unrealized appreciation (depreciation) of investments	$ (833,338)	$ (246,424)	$ (498,706)
Permanent differences, primarily due to redemption in-kind, bond premium amortization adjustments, and paydowns resulted in reclassifications among the Funds’ components of net assets as of July 31, 2018, the Funds’ last tax year end, as follows:
	NUAG	NUSA	NUBD
Capital paid-in	$ 1,311	$ 39,361	$(141,858)
Undistributed (Over-distribution of) net investment income	398,763	56,211	58,355
Accumulated net realized gain (loss)	(400,074)	(95,572)	83,503
The tax components of undistributed net ordinary income and net long-term capital gains as of July 31, 2018, the Funds' last tax year end, were as follows:
	NUAG	NUSA	NUBD
Undistributed net ordinary income[1]	$ —	$69,290	$85,683
Undistributed net long-term capital gains	—	—	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended July 31, 2018, was designated for purposes of the dividends paid deduction as follows:
	NUAG	NUSA	NUBD [2]
Distributions from net ordinary income[1]	$2,853,740	$724,520	$796,530
Distributions from net long-term capital gains	—	—	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
[2]	For the period September 29, 2017 (commencement of operations) through July 31, 2018.
As of July 31, 2018, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	NUAG	NUSA	NUBD
Not subject to expiration:
Short-Term	$1,424,526	$ 69,642	$142,899
Long-Term	1,226,681	42,137	—
Total	$2,651,207	$111,779	$142,899
7.  Management Fees and Other Transactions with Affiliates
Management Fees
The annual management fee for each Fund, payable monthly, is 0.20% of the average daily net assets of each Fund. Each Fund’s management fee compensates the Adviser for investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
Other Transactions with Affiliates
As of the end of the reporting period, Nuveen owned shares of the following Fund as follows:
NUAG
Nuveen owned shares	3,983
As of the end of the reporting period, TIAA owned shares of the following Fund as follows:
NUBD
TIAA owned shares	997,700
8.  New Accounting Pronouncements
FASB Accounting Standards Update 2017-08 ("ASU 2017-08") Premium Amortization on Purchased Callable Debt Securities
The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.
Fair Value Measurement: Disclosure Framework
During August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework  –  Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. During the current reporting period, management early implemented this guidance. This implementation did not have a material impact on the Funds’ financial statements.

Additional Fund Information
Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Adminstrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 0210
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan, Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund's market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund's listing exchange, as of the time that the Fund's NAV is calculated (normally 4:00 p.m. Eastern Time).
	NUAG
Six Months Ended January 31, 2019	Number of Days	% of Total Days
Premium/Discount Range
0.26% to 0.50%	6	4.8%
0.00 to 0.25%	57	45.2%
(0.01)% to (0.25)%	55	43.7%
(0.26)% to (0.50)%	8	6.3%
	126	100%

	NUSA
Six Months Ended January 31, 2019	Number of Days	% of Total Days
Premium/Discount Range
0.00 to 0.25%	125	99.2%
(0.01)% to (0.25)%	1	0.8%
	126	100%

	NUBD
Six Months Ended January 31, 2019	Number of Days	% of Total Days
Premium/Discount Range
0.26% to 0.50%	15	11.9%
0.00 to 0.25%	95	75.4%
(0.01)% to (0.25)%	16	12.7%
	126	100%

Additional Fund Information (continued)

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
ICE BofAML Enhanced Yield U.S. Broad Bond Index: This index provides exposure to the broad U.S. investment grade bond market. This included U.S. government and Treasury debt as well corporate bonds. The index uses a fundamental weighting scheme to generate higher yield while maintaining comparable risk. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
ICE BofAML 1-5 Year U.S. Broad Market Index: This index consists of U.S. dollar-denominated, investment grade taxable debt securities with fixed rate coupons that have a remaining term to final maturity, or an average life, of less than five years. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index: The Index is composed of U.S. investment grade fixed income securities that satisfy certain ESG and low-carbon criteria, including U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. governments and corporations that are publicly offered for sale in the U.S. The index returns assume reinvestment of dividends, but do not include the effects of any sales charges or management fees.
Bloomberg Barclays U.S. Aggregate Bond Index: The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass through securities and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
Bloomberg Barclays U.S. Government/Credit 1-5 Year Bond Index: An index that measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment management arm of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/exchange-traded-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    NSA-ENHUS-0119P780993-INV-B-03/20

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: April 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jordan Farris
Jordan Farris Chief Administrative Officer (principal executive officer)

Date: April 11, 2019

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: April 11, 2019